PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Prepaid And Other Current Asset [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
NOTE 5 – PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets as of December 31, 2018 mainly represented other receivables of $15,897,405, prepayment to an investment bank for a share repurchase program of $10,000,000 and other prepayments of
$9,081,680.
On November 1, 2018, the Company announced a share repurchase program, which was approved by the Board of Directors on October 30, 2018. Under the share repurchase program, CBP may repurchase up to US$
100
million worth of shares over
6
months following the date of approval.

Prepayments and other current assets as of December 31, 2017 mainly represented other receivables of $10,412,739 and prepayments of $4,886,604.

The activity in the allowance for doubtful accounts –prepayments and other receivables for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the Years Ended
	December 31, 2018	December 31, 2017	December 31, 2016
	USD	USD	USD
Beginning balance	4,960,020	4,671,896	4,924,063
Provisions	96,267	-	65,341
Foreign currency translation adjustment	(273,194)	288,124	(317,508)
Ending balance	4,783,093	4,960,020	4,671,896